Segment Information - Narrative (Details)	Jul. 01, 2017 store
United States | Retail Stores
Segment Reporting Information [Line Items]
Number of stores operated	247
United States | Outlet Store
Segment Reporting Information [Line Items]
Number of stores operated	192
Canada | Retail Stores
Segment Reporting Information [Line Items]
Number of stores operated	40
Canada | Outlet Store
Segment Reporting Information [Line Items]
Number of stores operated	9
Japan | Concession Shop-in-Shops
Segment Reporting Information [Line Items]
Number of stores operated	184
Greater China | Retail and Outlet Stores
Segment Reporting Information [Line Items]
Number of stores operated	199
Other International | Concession Shop-in-Shops
Segment Reporting Information [Line Items]
Number of stores operated	172